UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05809

        Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.3% (0.2% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$ 1,435	5.625%, 2/01/22 – FGIC Insured	2/07 at 101.00	AAA	$1,451,302
1,505	5.375%, 2/01/27 – FGIC Insured	2/07 at 100.00	AAA	1,506,640

2,940	Total Alabama			2,957,942

	Arizona – 1.3% (0.9% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,071,620
	(Pre-refunded 7/01/12)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series
	2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	5,800,370
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	5,470,319

11,420	Total Arizona			12,342,309

	Arkansas – 0.7% (0.5% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	A	5,333,746
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	1,018,480
	Series 2005A, 5.000%, 2/01/35

6,080	Total Arkansas			6,352,226

	California – 14.6% (9.8% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	2,842,875
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	6,106,540
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – FSA Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,473,160
3,175	5.375%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,456,623
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,434,689
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,168,700
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,387,100
2,380	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,487,029
	Institutes, Series 2001, 5.250%, 10/01/34
5,300	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A+	5,385,807
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	5,247,300
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	7,478,500
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	3,794,300
	2006C, 0.000%, 8/01/32 – FSA Insured
2,990	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	4/07 at 100.00	AAA	2,991,196
	System Subordinated Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 – FGIC Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	11,434,300
	Bonds, Series 2003A-1, 6.750%, 6/01/39
8,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	8,266,480
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	4/07 at 100.00	AAA	1,021,770
	5.125%, 12/01/23 – AMBAC Insured (ETM)
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	16,676,790
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – MBIA Insured
11,270	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	11,759,569
	Bonds, Series 1991A, 7.150%, 2/01/10 (ETM)
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	AAA	3,042,030
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/09 at 101.00	AAA	2,081,280
	Airport, Second Series 1999, Issue 23B, 5.125%, 5/01/30 (Pre-refunded 5/01/09) – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	2,079,880
	International Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 – FGIC Insured
3,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	859,920
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
15,745	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/11 at 103.00	AAA	18,410,627
	Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – MBIA Insured

132,935	Total California			135,886,465

	Colorado – 6.2% (4.2% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	5,569,544
	5.000%, 12/15/24 – FSA Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	AAA	3,194,730
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – XLCA Insured
5,860	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	6,205,271
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
7,575	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1997E, 5.250%,	11/07 at 101.00	AAA	7,721,955
	11/15/23 – MBIA Insured
20,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	21,400,398
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured
10,615	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	5,651,001
	9/01/21 – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	3,147,400
	9/01/32 – MBIA Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	799,507
	12/15/22 – FSA Insured
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,219,133
	12/01/15 (Pre-refunded 12/01/07) – AMBAC Insured

67,170	Total Colorado			57,908,939

	District of Columbia – 2.5% (1.7% of Total Investments)
6,110	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	6,574,055
	Series 2001, 6.250%, 5/15/24
5,590	District of Columbia, General Obligation Bonds, Series 1999B, 5.500%, 6/01/13 – FSA Insured	6/09 at 101.00	AAA	5,843,507
6,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	6,209,580
	Revenue Bonds, Series 1998, 5.250%, 10/01/10 (Pre-refunded 10/01/08) – AMBAC Insured
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	4,960,150
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 (WI/DD, Settling 2/08/07) – AMBAC Insured

22,700	Total District of Columbia			23,587,292

	Florida – 6.3% (4.2% of Total Investments)
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,579,886
1,805	5.800%, 1/01/36 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,850,089
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	AA	5,745,942
	Group, Series 2003A, 5.250%, 11/15/14
2,140	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	2,207,260
	1/01/22 – FSA Insured (Alternative Minimum Tax)
10,050	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay	6/10 at 101.00	AAA	10,716,918
	Refunding Bonds, Series 1999D, 5.750%, 6/01/22
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	7,483,980
	Series 2003A, 5.250%, 10/01/17 – MBIA Insured (Alternative Minimum Tax)
10,000	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	10,425,400
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/07 at 100.00	BB+	10,862,875
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,670,898
	Country Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 – FSA Insured (Alternative
	Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,647,210
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	AA	1,837,360
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured

56,360	Total Florida			59,027,818

	Georgia – 3.1% (2.1% of Total Investments)
4,920	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	5,215,348
	(Pre-refunded 1/01/10) – FGIC Insured
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC	No Opt. Call	AAA	5,707,600
	Insured
2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	2,104,780
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
15,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	11/09 at 101.00	AA (4)	15,832,500
	1999A, 5.500%, 11/01/25 (Pre-refunded 11/01/09)

26,920	Total Georgia			28,860,228

	Idaho – 0.1% (0.1% of Total Investments)
570	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/10 at 100.00	A1	579,377
	7/01/14 (Alternative Minimum Tax)
315	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	7/10 at 100.00	Aa2	322,629
	7/01/25 (Alternative Minimum Tax)

885	Total Idaho			902,006

	Illinois – 22.1% (14.9% of Total Investments)
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	5,785,400
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	5,528,900
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	17,674,841
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	17,193,568
3,000	Chicago, Illinois, General Obligation Bonds, Library Projects, Series 1997, 5.750%, 1/01/17	1/08 at 102.00	AAA	3,114,090
	(Pre-refunded 1/01/08) – FGIC Insured
9,145	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – MBIA Insured	7/07 at 101.00	AAA	9,248,613
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,744,853
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	4,863,920
15,285	0.000%, 11/01/19	No Opt. Call	AAA	8,852,461
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,169,480
	Health System, Series 2003, 5.150%, 2/15/37
1,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	1,164,251
	5.750%, 7/01/29
3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,278,820
	6.000%, 7/01/33
4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX Inc., Series 2000,	8/10 at 102.00	Aaa	4,958,674
	6.250%, 8/20/35
2,645	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A	2,702,687
	Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 4/01/08)
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AAA	3,077,625
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured
5,000	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	5,368,400
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/19 (Pre-refunded 12/01/11) –
	MBIA Insured
3,700	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series	11/09 at 100.00	A3	3,807,596
	1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)
6,000	McHenry County Conservation District, Illinois, General Obligation Bonds, Series 2001A,	2/11 at 100.00	AAA	6,408,540
	5.625%, 2/01/21 (Pre-refunded 2/01/11) – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	5,307,000
	Project, Series 2002A, 5.250%, 6/15/42 – MBIA Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	14,016,359
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – MBIA Insured	No Opt. Call	AAA	5,692,264
16,570	0.000%, 12/15/20 – MBIA Insured	No Opt. Call	AAA	9,146,143
23,550	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	AAA	11,894,634
13,000	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	AAA	5,972,070
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,905,494
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	6,011,183
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	21,171,452
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – FSA Insured
6,090	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A, 6.450%,	10/09 at 102.00	AAA	6,549,064
	10/01/29
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	5,002,000
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured

281,605	Total Illinois			205,610,382

	Indiana – 6.6% (4.4% of Total Investments)
2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	7/11 at 100.00	AAA	2,597,272
	2001, 5.250%, 7/15/18 – AMBAC Insured
14,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	14,947,940
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,864,000
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated
	Group, Series 1997:
15,380	5.250%, 7/01/17 – MBIA Insured (ETM)	7/07 at 101.00	AAA	15,624,388
4,320	5.250%, 7/01/22 – MBIA Insured (ETM)	7/07 at 101.00	AAA	4,386,485
2,250	5.250%, 7/01/22 – MBIA Insured (ETM)	7/07 at 101.00	AAA	2,284,628
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,085,660
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
6,715	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	AA	7,042,155
1,285	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	AA (4)	1,358,142
	(Pre-refunded 12/01/10)
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	3,331,665
1,000	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	6/11 at 100.00	AAA	1,040,780
	Rental Revenue Refunding Senior Bonds, Series 2001A, 5.000%, 6/01/21 – MBIA Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AAA	2,370,188
	Series 2005, 4.375%, 7/15/26 – MBIA Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AAA	1,893,384
	5.000%, 7/15/25 – MBIA Insured

59,215	Total Indiana			61,826,687

	Iowa – 0.7% (0.5% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	1,568,895
	5.500%, 7/01/21
5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	5,387,200
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

6,500	Total Iowa			6,956,095

	Kansas – 1.4% (0.9% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AAA	3,996,555
5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,461,591
	2000, 3.500%, 9/01/17
3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	3,111,904
	4.000%, 9/01/21 – FSA Insured

12,780	Total Kansas			12,570,050

	Kentucky – 0.4% (0.3% of Total Investments)
3,700	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	5/07 at 101.00	AAA	3,763,751
	System Revenue Bonds, Series 1997A, 6.250%, 5/15/26 (Pre-refunded 5/15/07) – MBIA Insured

	Louisiana – 3.0% (2.0% of Total Investments)
1,020	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/07 at 102.00	Aaa	1,036,157
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	AAA	4,310,760
	MBIA Insured
4,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	4,926,303
	2004, 5.250%, 7/01/33 – MBIA Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
10,000	5.500%, 5/15/30	5/11 at 101.00	BBB	10,467,700
6,680	5.875%, 5/15/39	5/11 at 101.00	BBB	7,151,074

26,350	Total Louisiana			27,891,994

	Maine – 0.6% (0.4% of Total Investments)
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – FSA Insured	7/13 at 100.00	AAA	5,905,553

	Maryland – 1.7% (1.1% of Total Investments)
7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	8,080,756
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
7,090	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	7,718,670
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – FSA Insured (ETM)

14,810	Total Maryland			15,799,426

	Massachusetts – 5.8% (3.8% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – MBIA Insured	2/12 at 100.00	AAA	4,168,960
5,625	5.125%, 2/01/34 – MBIA Insured	2/12 at 100.00	AAA	5,862,600
1,140	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	12/09 at 101.00	AAA	1,163,450
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	9,237,650
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
1,530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health	7/08 at 101.00	Aaa	1,543,617
	System Obligated Group, Series 1998A, 4.750%, 7/01/27 – MBIA Insured
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	5,959,806
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
10,150	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/07 at 102.00	AAA	10,305,194
	1997A, 5.000%, 1/01/37 – MBIA Insured
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	AA (4)	955,326
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AAA	1,348,849
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AAA	4,025,051
8,500	Route 3 North Transportation Improvements Association, Massachusetts, Lease Revenue Bonds,	6/10 at 100.00	AAA	8,931,970
	Series 2000, 5.375%, 6/15/33 (Pre-refunded 6/15/10) – MBIA Insured

51,310	Total Massachusetts			53,502,473

	Michigan – 6.7% (4.5% of Total Investments)
17,000	Birmingham City School District, Oakland County, Michigan, School Building and Site Bonds,	11/07 at 100.00	AAA	17,072,250
	Series 1998, 4.750%, 11/01/24 – FSA Insured
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	5,239,400
	7/01/35 – MBIA Insured
3,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	3,046,290
	7/01/21 (Pre-refunded 7/01/07) – MBIA Insured
4,030	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AAA	4,128,775
	Portage Health System Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	AA–	1,555,845
	10/15/24
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,237,300
	5.000%, 10/15/29 – MBIA Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	7,748,093
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	5,295,350
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
3,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	3,151,560
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	10,319,700
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

60,645	Total Michigan			62,794,563

	Minnesota – 3.0% (2.0% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,159,600
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
20,165	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	24,776,732
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

23,165	Total Minnesota			27,936,332

	Mississippi – 1.3% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/07 at 100.00	BBB–	9,854,715
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,540,068
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

12,225	Total Mississippi			12,394,783

	Missouri – 1.6% (1.1% of Total Investments)
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	AAA	6,747,701
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,956,309
	2003, 5.250%, 5/15/18
3,815	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	4,063,929
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,094,460
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured

14,010	Total Missouri			14,862,399

	Montana – 0.7% (0.4% of Total Investments)
535	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A-1, 6.150%, 6/01/30	6/07 at 101.50	AA+	543,137
	(Alternative Minimum Tax)
670	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	683,929
	(Alternative Minimum Tax)
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/08 at 101.00	A2	4,903,655
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)

6,000	Total Montana			6,130,721

	Nebraska – 0.2% (0.1% of Total Investments)
1,430	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E,	9/10 at 100.00	AAA	1,441,798
	5.850%, 9/01/20 (Alternative Minimum Tax)

	Nevada – 2.4% (1.6% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AAA	11,806,008
	(Pre-refunded 6/15/12) – MBIA Insured
5,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	5,301,900
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
4,980	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	5,141,651
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured

20,880	Total Nevada			22,249,559

	New Hampshire – 1.6% (1.0% of Total Investments)
3,265	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire	1/15 at 100.00	A	3,375,879
	University, Series 2005, 5.000%, 1/01/30 – ACA Insured
	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,
	Countryside LP, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	3,909,611
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,277,735

13,935	Total New Hampshire			14,563,225

	New Jersey – 8.9% (6.0% of Total Investments)
3,000	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail	5/09 at 100.00	AAA	3,100,980
	Transit System, Series 1999A, 5.250%, 5/01/17 (Pre-refunded 5/01/09) – FSA Insured
2,490	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,526,005
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
8,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1996B,	6/07 at 102.00	AAA	8,974,088
	5.250%, 6/15/16 (Pre-refunded 6/15/07)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AAA	5,125,950
	5.500%, 12/15/18 – FSA Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	10,151,320
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
35,000	0.000%, 12/15/29 – FSA Insured	No Opt. Call	AAA	12,733,350
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AAA	3,472,600
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – FSA Insured	7/13 at 100.00	AAA	10,581,000
13,470	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB (4)	14,374,645
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB (4)	5,162,134
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	Aaa	3,336,921
3,335	5.500%, 9/01/22 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	Aaa	3,532,899

107,395	Total New Jersey			83,071,892

	New York – 9.8% (6.6% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,752,560
	Health, Series 2004, 5.050%, 2/15/25
35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	35,388
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – MBIA Insured
2,070	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/08 at 101.00	AAA	2,141,270
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
2,250	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	2,366,798
	Facilities, Series 1999C, 5.500%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,580	6.375%, 7/01/13 – RAAI Insured	7/09 at 101.00	AA	1,677,660
9,235	6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	AA	9,754,284
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	8/07 at 101.00	AAA	1,526,295
	1997, 5.450%, 8/01/35 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	1/08 at 102.00	AAA	3,105,420
	Bonds, City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded 1/01/08) – FSA
	Insured
17,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/09 at 101.00	AAA	17,882,470
	Bonds, City University System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded 7/01/09) – FSA
	Insured
1,500	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	BB+	1,536,735
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory put
	6/01/10)
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	14,241,906
	5.500%, 11/15/26 – FSA Insured
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AA+ (4)	10,560,900
	Bonds, Fiscal Series 2000A, 5.750%, 6/15/30 (Pre-refunded 6/15/09)
7,810	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	8,272,430
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1987D, 8.500%, 8/01/08	2/07 at 100.00	AA–	5,113
6,300	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 6.250%, 5/15/26 – FSA	5/10 at 101.00	AAA	6,805,827
	Insured
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	3,145,830
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
2,320	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	2,437,438
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

86,325	Total New York			91,248,324

	North Carolina – 0.8% (0.5% of Total Investments)
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	5,070,520
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1998A, 5.000%,	1/08 at 102.00	AAA	2,056,420
	1/01/20 – MBIA Insured

6,900	Total North Carolina			7,126,940

	Ohio – 3.6% (2.4% of Total Investments)
6,720	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	6,886,454
780	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 (Pre-refunded	1/10 at 101.00	Aaa	813,782
	1/01/10) – FSA Insured
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%,	5/14 at 100.00	AA	3,778,699
	5/01/30
2,125	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	7/09 at 100.00	Aaa	2,140,959
	Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)
6,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,495,808
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
13,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	13,769,490
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

32,975	Total Ohio			33,885,192

	Oklahoma – 0.4% (0.3% of Total Investments)
3,400	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	3,483,708
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Oregon – 1.0% (0.7% of Total Investments)
9,150	Port of St. Helens, Oregon, Pollution Control Revenue Bonds, Portland General Electric	No Opt. Call	Baa1	9,233,814
	Company, Series 1985B, 4.800%, 6/01/10

	Pennsylvania – 3.4% (2.2% of Total Investments)
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – FSA Insured	No Opt. Call	AAA	1,611,250
3,125	0.000%, 5/15/23 – FSA Insured	No Opt. Call	AAA	1,538,031
3,135	0.000%, 5/15/24 – FSA Insured	No Opt. Call	AAA	1,469,751
3,155	0.000%, 5/15/26 – FSA Insured	No Opt. Call	AAA	1,342,295
4,145	0.000%, 11/15/26 – FSA Insured	No Opt. Call	AAA	1,724,859
2,800	0.000%, 5/15/28 – FSA Insured	No Opt. Call	AAA	1,078,952
3,000	0.000%, 11/15/28 – FSA Insured	No Opt. Call	AAA	1,130,430
3,415	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	3,561,162
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
11,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Catholic Health East, Series 1998A,	11/08 at 102.00	AAA	11,263,120
	4.875%, 11/15/18 – AMBAC Insured
	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue
	Bonds, Northampton Generating Project, Series 1994A:
1,400	6.400%, 1/01/09 (Alternative Minimum Tax)	7/07 at 100.00	B+	1,400,070
4,500	6.500%, 1/01/13 (Alternative Minimum Tax)	7/07 at 100.00	B+	4,573,800
500	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	7/07 at 100.00	N/R	499,995
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)

43,300	Total Pennsylvania			31,193,715

	Puerto Rico – 0.1% (0.1% of Total Investments)
1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,347,700
	7/01/21 (Pre-refunded 7/01/10) – MBIA Insured

	Rhode Island – 1.2% (0.8% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%,	7/12 at 100.00	AAA	2,089,140
	7/15/23 – MBIA Insured
	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve
	Regina University, Series 2002:
1,260	5.250%, 3/15/17 – RAAI Insured	3/12 at 101.00	AA	1,330,585
1,080	5.250%, 3/15/18 – RAAI Insured	3/12 at 101.00	AA	1,139,076
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	10/14 at 100.00	AA+	7,024,220
	Series 50A, 4.650%, 10/01/34

11,340	Total Rhode Island			11,583,021

	South Carolina – 4.3% (2.9% of Total Investments)
2,625	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,797,121
	Series 2004A, 5.250%, 2/15/25 – MBIA Insured
22,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	7,756,073
	0.000%, 1/01/31 – AMBAC Insured
6,925	South Carolina, General Obligation Bonds, Series 1999A, 4.000%, 10/01/14	10/09 at 101.00	Aaa	6,976,453
21,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	22,383,898
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

53,405	Total South Carolina			39,913,545

	Tennessee – 1.3% (0.8% of Total Investments)
2,860	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AAA	2,945,743
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,700	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	1,806,318
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	AAA	7,046,280
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured

10,560	Total Tennessee			11,798,341

	Texas – 6.6% (4.4% of Total Investments)
3,975	Bell County Health Facilities Development Corporation, Texas, Revenue Bonds, Scott and White	2/10 at 101.00	AAA	4,272,092
	Memorial Hospital and Scott, Sherwood and Brindley Foundation, Series 2000A, 6.125%, 8/15/23
	(Pre-refunded 2/15/10) – MBIA Insured
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AAA	5,250,850
	5.000%, 5/01/35 – MBIA Insured
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	AAA	4,162,920
3,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	AAA	3,099,870
1,000	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 1998, 5.250%, 2/15/15	2/08 at 100.00	AA (4)	1,016,100
	(Pre-refunded 2/15/08)
1,000	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building	8/09 at 100.00	AAA	1,046,450
	Bonds, Series 1999, 5.650%, 8/15/29 (Pre-refunded 8/15/09)
1,625	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus	7/09 at 101.00	AAA	1,697,768
	Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
4,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	4,173,400
	2/15/27 – AMBAC Insured
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AAA	2,251,202
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	5,615,867
	Bonds, Series 2006, 0.000%, 8/15/40
	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax
	School Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	2/07 at 47.76	AAA	2,351,216
3,705	0.000%, 8/15/22	2/07 at 42.48	AAA	1,571,772
285	Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program Single	6/07 at 102.00	AAA	287,257
	Family Mortgage Revenue Refunding Bonds, Series 1997A, 6.125%, 12/01/17
3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 – FGIC Insured	3/12 at 100.00	AAA	3,609,352
6,835	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1998A, 4.500%,	2/09 at 100.00	Aa1	6,860,290
	2/01/21
6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,195,060
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,196,360
	1999, 5.000%, 3/01/22 – FSA Insured
1,740	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	AAA	1,801,509
	Series 1999C, 5.500%, 8/01/29 – MBIA Insured
1,690	Webb County, Laredo, Texas, Combination Tax and Sewer System, Revenue Certificates of	2/08 at 100.00	AAA	1,696,338
	Obligation, Series 1998A, 4.500%, 2/15/18 – MBIA Insured

94,005	Total Texas			61,155,673

	Utah – 4.2% (2.8% of Total Investments)
3,315	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	3,409,146
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
6,685	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	6,869,172
	7/01/19 – MBIA Insured
	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997:
12,885	5.250%, 8/15/21 – MBIA Insured (ETM)	8/07 at 101.00	AAA	13,116,672
3,900	5.250%, 8/15/26 – MBIA Insured (ETM)	8/07 at 101.00	AAA	3,970,122
3,255	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA–	3,354,994
	(Alternative Minimum Tax)
20	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22	1/10 at 100.00	AA	20,390
	(Alternative Minimum Tax)
1,445	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	7/10 at 100.00	AA–	1,452,543
	(Alternative Minimum Tax)
635	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/10 at 100.00	AA	646,830
	1/01/27 (Alternative Minimum Tax)
1,755	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	7/10 at 100.00	Aa1	1,769,461
	1/01/15 (Alternative Minimum Tax)
895	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	920,937
	(Alternative Minimum Tax)
705	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aa2	716,823
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	Aaa	3,171,150
	10/01/28 – AMBAC Insured

38,495	Total Utah			39,418,240

	Virgin Islands – 0.8% (0.6% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	4,901,771
	10/01/33 – RAAI Insured
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,765,650
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

7,200	Total Virgin Islands			7,667,421

	Washington – 5.0% (3.3% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	5,136,498
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – MBIA Insured
3,100	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	AAA	3,244,150
	Series 2004, 5.000%, 9/01/28 – FGIC Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,419,100
	2003A, 5.500%, 7/01/16
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AAA	9,922,200
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
4,685	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	4,932,977
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	7/09 at 101.00	AA	5,259,800
	Center, Series 1999, 6.000%, 7/01/29 – RAAI Insured
12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	Aa1	12,474,480

52,020	Total Washington			46,389,205

	West Virginia – 0.6% (0.4% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,156,000
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 2.2% (1.4% of Total Investments)
11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	AA	12,413,995
	Series 1999, 6.250%, 2/15/29 – RAAI Insured
7,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Millennium Housing	7/08 at 103.00	N/R	7,607,818
	Foundation Inc., Series 1998, 6.100%, 1/01/28

19,110	Total Wisconsin			20,021,813

$ 1,523,480	Total Long-Term Investments (cost $1,295,472,234) – 149.1%			1,387,719,560

	Short-Term Investments – 0.3% (0.2% of Total Investments)
$ 2,450	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate		A-1+	2,450,000
	Demand Obligations, Series 2005G, 3.710%, 11/01/26 (5)

	Total Short-Term Investments (cost $2,450,000)			2,450,000

	Total Investments (cost $1,297,922,234) – 149.4%			1,390,169,560

	Other Assets Less Liabilities – 2.1%			19,225,309

	Preferred Shares, at Liquidation Value – (51.5)%			(479,000,000)

	Net Assets Applicable to Common Shares – 100%			$930,394,869

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2007, the cost of investments was $1,297,133,177.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$93,728,041
Depreciation	(691,658)

Net unrealized appreciation (depreciation) of investments	$93,036,383

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.